FAIR VALUE OF FINANCIAL INSTRUMENTS - Carrying Value and Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Carrying value and estimated fair value of the financial assets on the consolidated balance sheet
Loans held for investment	$ 1,127,812	$ 1,384,975
Financial Liabilities:
Convertible notes		67,414
Debt issued by consolidated VIE	61,815	217,495
Carrying Value
Carrying value and estimated fair value of the financial assets on the consolidated balance sheet
Loans held for investment	1,174,391	1,462,584
Financial Liabilities:
Secured financing agreements	522,775	552,799
Warehouse line of credit	24,806	193,165
Secured term loan	69,762
Convertible notes		67,414
Carrying Value | Offered Certificates
Financial Liabilities:
Debt issued by consolidated VIE	61,815	217,495
Carrying Value | Offered Notes
Financial Liabilities:
Debt issued by consolidated VIE	192,528	305,734
Total | Level II
Financial Liabilities:
Secured financing agreements	522,775	552,799
Warehouse line of credit	24,806	193,165
Secured term loan	75,000
Convertible notes		69,000
Total | Level III
Carrying value and estimated fair value of the financial assets on the consolidated balance sheet
Loans held for investment	1,180,421	1,472,891
Total | Level III | Offered Certificates
Financial Liabilities:
Debt issued by consolidated VIE	61,856	219,043
Total | Level III | Offered Notes
Financial Liabilities:
Debt issued by consolidated VIE	$ 193,419	$ 308,703